Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 214,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		498,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		500,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		200,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		150,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17		2,162,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	214,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	498,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	500,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	104,440
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	150,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21	$ 2,586,946